Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments	Derivative financial instruments
Accounting for derivatives
Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. They include swaps, forward-rate agreements, futures, options and combinations of these instruments and primarily affect the Barclays Bank Group’s net interest income, net trading income and derivative assets and liabilities. Notional amounts of the contracts are not recorded on the balance sheet. Derivatives are used to hedge interest rate, credit risk, inflation risk, exchange rate, commodity, equity exposures and exposures to certain indices such as house price indices and retail price indices related to non-trading positions.
All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative.
Hedge accounting
The Barclays Bank Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes. The Barclays Bank Group applies hedge accounting to represent the economic effects of its interest rate, currency and contractually linked inflation risk management strategies. Where derivatives are held for risk management purposes, and when transactions meet the required criteria for documentation and hedge effectiveness, the Barclays Bank
Group applies fair value hedge accounting, cash flow hedge accounting, or hedging of a net investment in a foreign operation, as appropriate to the risks being hedged.
Fair value hedge accounting
Changes in fair value of derivatives that qualify and are designated as fair value hedges are recorded in the income statement, together with changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The fair value changes adjust the carrying value of the hedged asset or liability held at amortised cost. For hedged items classified as fair value through other comprehensive income, fair value movements attributable to the hedged risk are transferred from other comprehensive income to the income statement.
If hedge relationships no longer meet the criteria for hedge accounting, hedge accounting is discontinued. For fair value hedges of interest rate risk, the fair value adjustment to the hedged item is amortised to the income statement over the period to maturity of the previously designated hedge relationship using the effective interest method. If the hedged item is sold or repaid, the unamortised fair value adjustment is recognised immediately in the income statement.
Cash flow hedge accounting
For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognised initially in other comprehensive income, and then recycled to the income statement in the periods when the hedged item will affect profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognised in the income statement immediately.
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the hedged item is ultimately recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was recognised in equity is immediately transferred to the income statement.
Hedges of net investments
The Barclays Bank Group’s net investments in foreign operations, including monetary items accounted for as part of the net investment, are hedged for foreign currency risks using both derivatives and foreign currency borrowings. Hedges of net investments are accounted for similarly to cash flow hedges; the effective portion of the gain or loss on the hedging instrument is being recognised directly in other comprehensive income and the ineffective portion being recognised immediately in the income statement. The cumulative gain or loss recognised in other comprehensive income is recognised in the income statement on the disposal or partial disposal of the foreign operation, or other reductions in the Barclays Bank
Group’s investment in the operation.

Barclays Bank Group	2025			2024
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	99,839,732	250,285	(240,158)	83,571,610	291,562	(278,636)
Total derivative assets/(liabilities) held for risk management	239,559	1,907	(599)	221,158	794	(695)
Derivative assets/(liabilities)	100,079,291	252,192	(240,757)	83,792,768	292,356	(279,331)
The fair values and notional amounts of derivatives held for trading are set out in the following table:

Derivatives held for trading and risk management	2025			2024
Barclays Bank Group	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	8,229,535	73,979	(71,525)	8,242,887	123,379	(116,485)
Derivatives cleared by central counterparty	276,189	251	(221)	240,612	228	(235)
Exchange traded derivatives	20,733	1	(1)	27,441	7	(7)
Foreign exchange derivatives	8,526,457	74,231	(71,747)	8,510,940	123,614	(116,727)
Interest rate derivatives
OTC derivatives	32,272,598	90,814	(77,199)	26,437,086	92,206	(79,936)
Derivatives cleared by central counterparty	42,100,741	1,409	(1,124)	36,249,392	1,443	(1,319)
Exchange traded derivatives	11,473,470	1,498	(1,457)	7,672,496	2,664	(2,698)
Interest rate derivatives	85,846,809	93,721	(79,780)	70,358,974	96,313	(83,953)
Credit derivatives
OTC derivatives	671,066	4,169	(4,666)	593,702	3,474	(4,307)
Derivatives cleared by central counterparty	1,065,702	3,682	(3,713)	943,413	3,424	(3,148)
Credit derivatives	1,736,768	7,851	(8,379)	1,537,115	6,898	(7,455)
Equity and stock index derivatives
OTC derivatives	739,153	22,180	(27,092)	598,024	21,964	(26,318)
Exchange traded derivatives	2,769,230	50,161	(51,063)	2,347,247	40,947	(42,309)
Equity and stock index derivatives	3,508,383	72,341	(78,155)	2,945,271	62,911	(68,627)
Commodity derivatives
OTC derivatives	4,681	15	(16)	7,084	17	(32)
Exchange traded derivatives	216,634	2,126	(2,081)	212,226	1,809	(1,842)
Commodity derivatives	221,315	2,141	(2,097)	219,310	1,826	(1,874)
Derivative assets/(liabilities) held for trading	99,839,732	250,285	(240,158)	83,571,610	291,562	(278,636)

Total OTC derivatives	41,917,033	191,157	(180,498)	35,878,783	241,040	(227,078)
Total derivatives cleared by central counterparty	43,442,632	5,342	(5,058)	37,433,417	5,095	(4,702)
Total exchange traded derivatives	14,480,067	53,786	(54,602)	10,259,410	45,427	(46,856)
Derivative assets/(liabilities) held for trading	99,839,732	250,285	(240,158)	83,571,610	291,562	(278,636)

Derivatives held for risk management
Derivatives designated as cash flow hedges
Currency Swaps	26,048	1,677	(39)	26,564	611	(307)
Interest rate derivatives cleared by central counterparty	101,099	—	—	86,759	—	—
Derivatives designated as cash flow hedges	127,147	1,677	(39)	113,323	611	(307)
Derivatives designated as fair value hedges
Interest rate swaps	4,900	75	(517)	7,234	147	(322)
Interest rate derivatives cleared by central counterparty	103,193	—	—	96,588	—	—
Derivatives designated as fair value hedges	108,093	75	(517)	103,822	147	(322)
Derivatives designated as hedges of net investments
Forward foreign exchange	4,319	155	(43)	4,013	36	(66)
Derivatives designated as hedges of net investments	4,319	155	(43)	4,013	36	(66)
Derivative assets/(liabilities) held for risk management	239,559	1,907	(599)	221,158	794	(695)

Total OTC derivatives	35,267	1,907	(599)	37,811	794	(695)
Total derivatives cleared by central counterparty	204,292	—	—	183,347	—	—
Derivative assets/(liabilities) held for risk management	239,559	1,907	(599)	221,158	794	(695)
Hedge accounting
Hedge accounting is applied predominantly for the following risks:
▪Interest rate risk – arises due to a mismatch between fixed interest rates and floating interest rates
▪Currency risk – arises due to assets or liabilities being denominated in different currencies than the functional currency of the relevant entity. At a consolidated level, currency risk also arises when the functional currency of subsidiaries are different from the parent
▪Contractually linked inflation risk – arises from financial instruments within contractually specified inflation risk. The
Barclays Bank Group does not hedge inflation risk that arises from other activities
In order to hedge these risks, the Barclays Bank Group uses the following hedging instruments:
▪Interest rate derivatives to swap interest rate exposure into either fixed or variable rates
▪Currency derivatives to swap foreign currency exposures into the entity’s functional currency, and net investment exposure to local currency
▪Inflation derivatives to swap inflation exposure into either fixed or variable interest rates
In some cases, certain items which are economically hedged may be ineligible hedged items for the purposes of IAS 39, such as core deposits and equity. In these instances, a proxy hedging solution can be utilised whereby portfolios of floating rate assets are designated as eligible hedged items in cash flow hedges.
In some hedging relationships, the Barclays Bank Group designates risk components of hedged items as follows:
▪Benchmark interest rate risk as a component of interest rate risk, such as the Risk Free Rate (RFR) component
▪Inflation risk as a contractually specified component of a debt instrument
▪Exchange rate risk for foreign currency financial assets or financial liabilities
▪Components of cash flows of hedged items, for example certain interest payments for part of the life of an instrument
Using the benchmark interest rate risk results in other risks, such as credit risk and liquidity risk, being excluded from the hedge accounting relationship.
In respect of many of the Barclays Bank Group’s hedge accounting relationships, the hedged item and hedging instrument change frequently due to the dynamic nature of the risk management and hedge accounting strategy. The Barclays Bank
Group applies hedge accounting to dynamic scenarios, predominantly in relation to interest rate risk, with a combination of hedged items in order for its financial statements to reflect as closely as possible the economic risk management undertaken. In some cases, if the hedge accounting objective changes, the relevant hedge accounting relationship is de-
designated and is replaced with a different hedge accounting relationship.
Changes in the GBP value of net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital. The Barclays Bank Group mitigates this by matching the CET1 capital movements to the revaluation of the foreign currency RWA exposures. Net investment hedges are designated where necessary to reduce the exposure to movement in a particular exchange rate to within limits mandated by Risk. As far as possible, existing external currency liabilities are designated as the hedging instruments.
The hedging instruments share the same risk exposures as the hedged items. Hedge effectiveness is determined with reference to quantitative tests, predominantly regression testing, but to the extent hedging instruments are exposed to different risks than the hedged items, this could result in hedge ineffectiveness or hedge accounting failures.
Sources of ineffectiveness include the following:
▪Mismatches between the contractual terms of the hedged item and hedging instrument, including basis differences
▪Changes in credit risk of the hedging instruments
▪If a hedging relationship becomes over-hedged, for example in hedges of net investments if the net asset value designated at the start of the period falls below the amount of the hedging instrument
▪Cash flow hedges using external swaps with non-zero fair values

Hedged items in fair value hedges
Barclays Bank Group		Accumulated fair value adjustment included in carrying amount
	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[1]
Hedged item statement of financial position classification and risk category	£m	£m	£m	£m	£m
2025
Assets
Loans and advances at amortised cost
- Interest rate risk	698	(155)	1	4	(1)
- Inflation risk	280	188	79	(9)	—
Debt securities classified as amortised cost
- Interest rate risk	11,388	27	(1)	100	32
- Inflation risk	8,127	(1,332)	1	(9)	16
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	27,807	(1,378)	(429)	(163)	127
- Inflation risk	1,324	(62)	(20)	(5)	(13)
Total Assets	49,624	(2,712)	(369)	(82)	161
Liabilities
Debt securities in issue
- Interest rate risk	(1,333)	1	(31)	5	1
Subordinated liabilities
- Interest rate risk	(38,611)	1,576	1,006	(514)	(22)
Deposits at amortised cost from banks and customers
- Interest rate risk	(12,916)	(14)	(1)	(2)	3
Total Liabilities	(52,860)	1,563	974	(511)	(18)
Total Hedged Items	(3,236)	(1,149)	605	(593)	143

2024
Assets
Loans and advances at amortised cost
- Interest rate risk	711	(160)	(1)	(18)	4
- Inflation risk	318	219	102	(18)	7
Debt securities classified as amortised cost
- Interest rate risk	7,673	(44)	8	50	66
- Inflation risk	8,348	(1,342)	2	(598)	(29)
Financial assets at fair value through other comprehensive income[2]
- Interest rate risk	29,514	(1,162)	(452)	(132)	176
- Inflation risk	2,979	(96)	(31)	(59)	(22)
Total Assets	49,543	(2,585)	(372)	(775)	202
Liabilities
Debt securities in issue
- Interest rate risk	(1,417)	8	(24)	(18)	2
Subordinated liabilities
- Interest rate risk	(37,531)	2,257	1,182	398	(8)
Deposits at amortised cost from banks and customers
- Interest rate risk	(8,596)	(12)	(1)	(4)	(2)
Total Liabilities	(47,544)	2,253	1,157	376	(8)
Total Hedged Items	1,999	(332)	785	(399)	194
Notes
1Hedge ineffectiveness is recognised in net interest income.
2For items classified as fair value through other comprehensive income, the hedge accounting adjustment is not included in the carrying amount, but rather adjusts other comprehensive income.
Amount, timing and uncertainty of future cash flows
The following table shows the fair value hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2025
Fair value	Interest rate risk	2	(3)	—	95,612	710
	Inflation risk	73	(514)	—	12,481	26
	Total	75	(517)	—	108,093	736

As at 31 December 2024
Fair value	Interest rate risk	26	(16)	—	89,602	(38)
	Inflation risk	121	(306)	—	14,220	631
	Total	147	(322)	—	103,822	593
The following table profiles the expected notional values of current hedging instruments for fair value hedging in future years:

	2025	2026	2027	2028	2029	2030	2031 and later
As at 31 December 2025	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Fair value hedges of:
Interest rate risk (outstanding notional amount)	95,612	76,744	65,798	61,019	53,609	40,763	32,092
Inflation risk (outstanding notional amount)	12,481	11,728	10,965	9,494	8,850	7,821	7,076
For Barclays Bank Group, there are 1023 (2024: 946) interest rate risk fair value hedges with an average fixed rate of 2.7%
(2024: 2.6%) across the relationships and 87 (2024: 105) inflation risk fair value hedges with an average rate of 0.3% (2024:
0.2%) across the relationships.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Barclays Bank Group	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]
Description of hedge relationship and hedged risk	£m	£m	£m	£m	£m	£m	£m
2025
Assets
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	(336)	(92)	—	918	—	(336)	6
Cash and balances at Central Banks	(553)	(149)	—	604	—	(553)	(19)
Foreign exchange risk
Loans and advances at amortised cost	(1,637)	120	—	—	—	(1,637)	17
Inflation risk
Debt securities classified at amortised cost	(113)	(143)	—	(21)	—	(113)	8
Liabilities
Cash flow hedge of:
Foreign exchange risk
Subordinated Liabilities	9	16	—	—	—	9	—
Total cash flow hedges	(2,630)	(248)	—	1,501	—	(2,630)	12
Hedge of net investment in foreign operations
USD foreign operations	(484)	—	1,151	—	—	(484)	—
EUR foreign operations	146	—	100	—	—	146	—
Other foreign operations	(161)	—	(103)	—	60	(161)	—
Total foreign operations	(499)	—	1,148	—	60	(499)	—
2024
Assets
Cash flow hedge of:
Interest rate risk
Loans and advances at amortised cost	438	182	—	1,552	—	438	(8)
Cash and balances at Central Banks	495	123	—	1,495	—	495	22
Foreign exchange risk
Loans and advances at amortised cost	300	106	—	—	—	300	5
Inflation risk
Debt securities classified at amortised cost	118	(73)	—	25	—	118	—
Liabilities
Cash flow hedge of:
Foreign exchange risk
Subordinated Liabilities	18	(9)	—	—	—	18	—
Total cash flow hedges	1,369	329	—	3,072	—	1,369	19
Hedge of net investment in foreign operations
USD foreign operations	136	—	1,449	—	—	136	—
EUR foreign operations	(109)	—	(26)	—	—	(109)	—
Other foreign operations	(17)	—	34	—	96	(17)	—
Total foreign operations	10	—	1,457	—	96	10	—
Note
1Hedge ineffectiveness is recognised in net interest income.
The following table shows the cash flow and net investment hedging instruments which are carried on the balance sheet:

Barclays Bank Group		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m
As at 31 December 2025
Cash flow	Interest rate risk	—	—	—	94,727	876
	Foreign exchange risk	1,677	(39)	—	26,048	1,645
	Inflation risk	—	—	—	6,372	121
	Total	1,677	(39)	—	127,147	2,642
Net investment	Foreign exchange risk	155	(43)	(6,109)	10,428	499

As at 31 December 2024
Cash flow	Interest rate risk	—	—	—	80,382	(919)
	Foreign exchange risk	611	(307)	—	26,564	(313)
	Inflation risk	—	—	—	6,377	(118)
	Total	611	(307)	—	113,323	(1,350)
Net investment	Foreign exchange risk	36	(66)	(7,588)	11,601	(10)
For Barclays Bank Group there is 1 (2024: 2) foreign exchange risk cash flow hedge with an average foreign exchange rate of
JPY 162.56: GBP 1 (2024: JPY 149.87: GBP 1), 11 (2024: 11) with an average foreign exchange rate of USD 1.26: GBP 1
(2024: 1.27) and 12 (2024: 9) with an average foreign exchange rate of AUD 1.98: GBP 1 (2024: 1.94).
The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

Barclays Bank Group	2025		2024
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale of investment, or cash flows no longer expected to occur
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to net interest income	(1,162)	(1)	(1,697)	(2)
Cash flow hedge of foreign exchange risk
Recycled to net trading income	1,669	—	(251)	—
Hedge of net investment in foreign operations
Recycled to other income	—	(34)	—	(1)
A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows:

Barclays Bank Group	2025		2024
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	(2,448)	3,690	(2,895)	3,783
Currency translation movements	24	(1,640)	20	(194)
Hedging (losses)/gains for the year	2,630	499	(1,369)	50
Amounts reclassified in relation to cash flows affecting profit or loss	(506)	34	1,950	1
Tax	(607)	(49)	(154)	50
Balance on 31 December	(907)	2,534	(2,448)	3,690